Remuneration of Auditors - Summary of Detailed Information About Auditors Remuneration (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Other Auditors [Abstract]
Total remuneration of PricewaterhouseCoopers Australia	$ 688,364	$ 866,712	$ 561,485
Pricewaterhouse Coopers Australia [member]
Audit fees
Audit or review of the financial report	661,381	789,291	561,485
Other audit and assurance services in relation to regulatory filings overseas	0	77,421	0
Other Auditors [Abstract]
Audit Remuneration For Local Statutory Accounts Overseas	26,983	0	0
Total remuneration of PricewaterhouseCoopers Australia	$ 688,364	$ 866,712	$ 561,485